                           AHA INVESTMENT FUNDS, INC.
                    LIMITED MATURITY FIXED INCOME PORTFOLIO
                      FULL MATURITY FIXED INCOME PORTFOLIO
                          DIVERSIFIED EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 1, 1999

    Effective July 1, 2000, Baird Advisors replaced Firstar Investment Research & Management Company LLC as co-manager of the Full Maturity Fixed Income Portfolio. Information regarding Baird Advisors and its personnel responsible for making investment decisions for the Full Maturity Fixed Income Portfolio is as follows on page 28 of the Prospectus under the caption "The Investment Manager Profiles":

    BAIRD ADVISORS, 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202 is an institutional fixed income department within Robert W. Baird & Co. Incorporated, a majority owned subsidiary of Northwestern Mutual Life Insurance Co., and has approximately $6.6 billion in assets under management.


Gary A. Elfe                               Daniel A. Tranchita, CFA
Managing Director                          Senior Vice President
Baird Advisors (2000-present)              Baird Advisors (2000-present)
Firstar Investment Research &              Firstar Investment Research &
  Management Company, LLC                    Management Company, LLC
    (1978-2000)                                (1989-2000)
AHA Investment Funds, Inc.                 AHA Investment Funds, Inc.
Portfolio Manager (1996-present)           Portfolio Manager (1996-present)

               THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 26, 2000.

                           AHA INVESTMENT FUNDS, INC.
                    LIMITED MATURITY FIXED INCOME PORTFOLIO
                      FULL MATURITY FIXED INCOME PORTFOLIO
                          DIVERSIFIED EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1999

    Effective July 1, 2000, Baird Advisors replaced Firstar Investment Research & Management Company LLC as co-manager of the Full Maturity Fixed Income Portfolio. Information regarding Baird Advisors and the action of the Board of Directors to approve the advisory agreement with Baird Advisors is as follows on pages B-5 and B-6 of the Statement of Additional Information under the caption "The Investment Managers":

    Baird Advisors is a division of Robert W. Baird & Co. Incorporated, which is a majority owned subsidiary of Northwestern Mutual Life Insurance Co.

    The Advisory Agreement with Baird was approved by the Fund's Board of Directors, including a majority of the directors who are not "interested persons," as defined by the Investment Company Act of 1940 of the Fund (the "Independent Directors"), at a meeting held in person on May 18, 2000 for an initial term expiring June 30, 2001. At that meeting, the Board of Directors and the Independent Directors also approved the continuation of the Advisory Agreements with the other Investment Managers of the Fund for a period of one year.

                 THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 26, 2000.